Rule 497(e)
                               File No. 002-75503




                             MAXIM SERIES FUND, INC.
                    MAXIM JPMORGAN GROWTH & INCOME PORTFOLIO
                (Formerly Maxim Vista Growth & Income Portfolio)

                         SUPPLEMENT DATED JULY 31, 2001
                         TO THE PROSPECTUS AND STATEMENT
                  OF ADDITIONAL INFORMATION DATED MARCH 1, 2001



     1. Name Changes. Effective June 27, 2001, the name of the Maxim Vista Growth & Income Portfolio was changed to Maxim JPMorgan Growth & Income Portfolio (the Portfolio). Accordingly, all references in the Prospectus and Statement of Additional Information to Maxim Vista Growth & Income Portfolio should now read Maxim JPMorgan Growth & Income Portfolio. In addition, all references to Vista Growth and Income Portfolio or Vista Portfolio should now read Growth & Income Portfolio or the Master Portfolio.


     2. Investment Limitation Change. Effective July 31, 2001, paragraphs 4 and 5 of the Portfolio's Investment Limitations described in the Statement of Additional Information (SAI) are deleted and replaced with the following:

        The Portfolio will not:

     4. Make loans, except as provided in limitation (5) below.

     5. The Portfolio may make loans to other persons, in accordance with the Portfolios investment objectives and policies and to the extent permitted by applicable law.

This change follows the Master Portfolio's investment limitation by permitting the Portfolio to invest in direct debt instruments such as loans and loan participations, which are interests in amounts owed to another party. Loans may be made to companies, governments and other borrowers. These types of investments may have additional risks beyond conventional debt securities, because they may provide less legal protection for the Master Portfolio, or because there may be a requirement that the Master Portfolio supply additional cash to a borrower on demand, in particular in the event of default by the borrower. In the event of a default, the Master Portfolio may take possession of the collateral, with its attendant risks. The Adviser will evaluate the creditworthiness of prospective borrowers to seek to reduce the risk of default.


     3. Master Portfolio Trustees. Effective July 3, 2001, the Master Portfolio trustees listed in the SAI under Trustees and Officers are deleted and replaced with the following:


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Name and
Current Position with Fund Complex1  Trustee of  Master         Business
Directorships                        Portfolio Since            Experience and Principal Occupations
                                                        Age     During  the Past Five Years and
                                                                Current

William J. Armstrong                1987                 59     Retired; formerly Vice President and
Trustee of the Master Portfolio and                             Treasurer, Ingersoll-Rand Company
certain other trusts in the Fund Complex                        (manufacturer of industrial supplies).
since 1987                                                      Address:   287 Hampshire Ridge, Park
                                                                Ridge, NJ 07656.

Roland R. Eppley, Jr.               1989                 68     Retired;  formerly President and Chief
Trustee of the Master Portfolio and                             Executive Officer, Eastern States Bankcard
certain other trusts in the Fund Complex                        Association Inc. (financial services) (1971-
since 1989                                                      1988);   Director, Janel Hydraulics, Inc.;
                                                                formerly Director of The Hanover Funds,
                                                                Inc.     (open-end    mutual    funds).
                                                                Address: 105 Coventry  Place,
                                                                Palm  Beach  Gardens, FL 33418.

Ann Maynard Gray                    2001                 55     Former President, Diversified Publishing
Member of Advisory Board of certain                             Group  and  Vice   President, Capital Cities/ABC,
trusts in the Fund Complex since 2000                           Inc.   Ms.   Gray   is   also  a
                                                                director of Duke Energy Corporation and Elan
                                                                Corporation,   plc   (pharmaceuticals).
                                                                Address:    1262    Rockrimmon    Road,
                                                                Stamford, CT 06903.

Matthew Healey                      2001           63           Former Chief Executive Officer of trusts in the
Chairman of certain trusts in                                   Fund Complex through April 2001; Chairman,
the Fund Complex; Trustee of                                    Pierpont Group (provides services to trustees
certain trusts in the Fund                                      of investment companies), since prior to 1993.
Complex since 1982                                              His address is: Pine Tree Country Club
                                                                Estates,   10286  Saint  Andrews  Road,
                                                                Boynton Beach, FL 33436.

Fergus Reid, III*                           1987          68    Chairman and Chief Executive Officer,
Chairman of the Master Portfolio and                            Lumelite  Corporation  (plastics manufacturing),
certain other trusts in the Fund Complex                        since September  1985;  Trustee,
since 1984                                                      Morgan Stanley Funds.
                                                                Address: 202 June Road,
                                                                Stamford, CT 06903.

James J. Schonbachler                       2001          58    Retired; Prior to September, 1998, Managing
Member of Advisory Board of                                     Director,  Bankers Trust Company and Chief
certain trusts in the Fund                                      Executive Officer and Director, Bankers Trust
Complex since 2000                                              A.G., Zurich and BT Brokerage Corp.
                                                                (financial  services).
                                                                Address:  3711 Northwind Court, Jupiter, FL 33477.

Leonard M. Spalding, Jr.*                   1998          65    Retired; formerly Chief Executive Officer of
Trustee of the Master Portfolio and                             Chase Mutual Funds Corp.; formerly President
certain other trusts in the                                     and Chief  Executive  Officer of Vista Capital
Fund Complex since 1988                                         Management (investment management); and
                                                                formerly  Chief  Investment   Executive
                                                                of The  Chase  Manhattan  Private  Bank
                                                                (investment    management).
                                                                Address: 2025  Lincoln  Park Road,
                                                                Springfield,  KY 40069.


Name and
Current Position with Fund Complex  Trustee of  Master           Business  Experience  and
Directorships                       Portfolio Since              Principal Occupations
                                                          Age    During  the Past Five Years and
                                                                 Current

H. Richard Vartabedian                      1992          65     Former President of the Master Portfolio
Trustee of the Master Portfolio and                              and  other trusts in the  Fund Complex;
certain other trusts in the                                      Investment Management Consultant; formerly,
Fund Complex since 1992                                          Senior Investment Officer, Division Executive
                                                                 of the Investment  Management  Division
                                                                 of The Chase Manhattan Bank, N.A., 1980-1991.
                                                                 Address:  P.O.  Box  296,  Beach  Road,
                                                                 Hendricks Head, Southport, ME 04576.

    * Mr. Reid is deemed to be an  interested  person (as defined in the  Investment  Company
    Act of 1940) because he is an officer of the Master  Portfolio.  Mr. Spalding is deemed to be an  interested  person due to his  ownership of equity  securities  of affiliates of J.P.
    Morgan Chase & Co.


                        Please keep this Supplement for future reference.

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1 Fund Complex refers to the Master Portfolio and certain other investment companies currently or previously advised by either J.P. Morgan Fleming Asset Management (USA), Inc. or
J.P. Morgan Investment Management.

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